Common Stock, Warrants and Options (Details - Warrants issued and outstanding)	3 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Subscription Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	4/14/2022	5/25/2021
Expiration date	4/13/2025	5/31/2024
Exercise price | $ / shares			$ 0.15	$ 0.15
Valuation | $	$ 0	$ 579
Volatility	120.00%	120.00%
Warrants issued | shares	6,250,000	6,250,000
Subscription Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	4/24/2023	9/30/2021
Expiration date	4/24/2025	5/31/2024
Exercise price | $ / shares			0.10	0.15
Valuation | $	$ 1,346	$ 236
Volatility	126.00%	111.00%
Warrants issued | shares	14,500,000	3,108,700
Subscription Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	10/25/2024	4/14/2022
Expiration date	10/25/2027	4/13/2025
Exercise price | $ / shares			0.12	0.15
Valuation | $	$ 166,268	$ 37,568
Volatility	184.00%	110.00%
Warrants issued | shares	6,000,000	6,250,000
Subscription Warrants 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	12/3/2024	8/12/2022
Expiration date	12/3/2027	8/12/2024
Exercise price | $ / shares			0.12	0.12
Valuation | $	$ 94,997	$ 12,573
Volatility	197.00%	142.00%
Warrants issued | shares	3,230,000	3,247,500
Subscription Warrants 5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	12/23/2024	8/31/2022
Expiration date	12/23/2027	8/31/2024
Exercise price | $ / shares			0.12	0.12
Valuation | $	$ 39,037	$ 12,343
Volatility	199.00%	150.00%
Warrants issued | shares	1,310,000	2,300,000
Subscription Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation | $	$ 301,648	$ 318,778
Warrants issued | shares	31,290,000	43,916,400
Broker Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	4/24/2023	4/14/2022
Expiration date	4/24/2025	4/13/2024
Exercise price | $ / shares			$ 0.10	0.15
Valuation | $	$ 7,954	$ 1,344
Volatility	117.00%	138.00%
Warrants issued | shares	220,303	70,000
Broker Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation | $	$ 7,954	$ 18,531
Warrants issued | shares	220,303	474,653
Subscription Warrants 6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		9/14/2022
Expiration date		9/14/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 13,793
Volatility		140.00%
Warrants issued | shares		2,760,200
Subscription Warrants 7 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		10/24/2022
Expiration date		10/24/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 2,682
Volatility		127.00%
Warrants issued | shares		500,000
Subscription Warrants 8 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		4/24/2023
Expiration date		4/24/2025
Exercise price | $ / shares				0.10
Valuation | $		$ 136,127
Volatility		109.00%
Warrants issued | shares		14,500,000
Subscription Warrants 9 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		1/17/2024
Expiration date		1/17/2026
Exercise price | $ / shares				0.05
Valuation | $		$ 102,877
Volatility		110.00%
Warrants issued | shares		5,000,000
Broker Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		8/31/2022
Expiration date		8/31/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 6,312
Volatility		132.00%
Warrants issued | shares		104,250
Broker Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		9/14/2022
Expiration date		9/14/2024
Exercise price | $ / shares				0.12
Valuation | $		$ 2,921
Volatility		134.00%
Warrants issued | shares		80,100
Broker Warrants 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date		4/24/2023
Expiration date		4/24/2025
Exercise price | $ / shares				$ 0.10
Valuation | $		$ 7,954
Volatility		117.00%
Warrants issued | shares		220,303